LOSS PER ORDINARY SHARE (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2024 shares	May 31, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2025 USD ($) Options shares	Dec. 31, 2024 USD ($) Options shares	Dec. 31, 2023 USD ($) Options shares	Dec. 31, 2022 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares				50,573,461	48,579,804	44,907,105
Loss | $				$ 17,516	$ 22,491	$ 65,473
Preferred shares dividend | $						639
For the computation of basic and diluted loss per share | $				$ 17,516	$ 22,491	$ 66,112
Number of options to employees and consultants outstanding under the share-based compensation plan | Options				3,890,646	4,197,242	4,908,983	5,286,884
Number of shares issued for acquisition				0	0	633,681
Issuance of ordinary shares	99,303	59,368	55,806
Options unvested RSU
LOSS PER ORDINARY SHARE
Number of shares underlying equity incentive grants				7,208,918
Options and RSUs
LOSS PER ORDINARY SHARE
Number of shares underlying equity incentive grants					6,718,602	5,828,733
Warrants
LOSS PER ORDINARY SHARE
Number of warrants outstanding				14,850,000	14,850,000	14,850,000